Columbia International Dividend Income Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 1.2%
Telstra Corp., Ltd.	3,068,570	7,106,966
Canada 9.8%
Canadian National Railway Co.	103,116	13,126,399
Canadian Natural Resources Ltd.	52,747	4,051,954
Manulife Financial Corp.	486,247	12,629,329
Nutrien Ltd.	116,660	6,836,373
Royal Bank of Canada	124,453	13,603,586
TC Energy Corp.	137,457	5,300,811
Total		55,548,452
Denmark 1.7%
Novo Nordisk A/S	72,256	9,789,829
France 11.0%
AXA SA	370,428	13,374,849
BNP Paribas SA	186,546	13,770,212
Capgemini SE	17,154	3,475,437
Cie de Saint-Gobain SA	133,221	11,762,267
Schneider Electric SE	31,038	7,743,372
TotalEnergies SE	166,901	12,227,918
Total		62,354,055
Germany 10.6%
Adidas AG	56,457	14,298,894
Deutsche Telekom AG, Registered Shares	562,925	13,687,136
E.ON SE	587,320	7,865,465
SAP SE	52,698	9,609,930
Siemens AG, Registered Shares	76,244	14,695,364
Total		60,156,789
Hong Kong 3.6%
AIA Group Ltd.	1,464,000	11,371,183
ASMPT Ltd.	353,100	4,222,742
Hong Kong Exchanges and Clearing Ltd.	137,300	4,644,330
Total		20,238,255
Indonesia 1.0%
PT Bank Rakyat Indonesia Persero Tbk	21,952,652	5,884,177
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 4.0%
Bank of Ireland Group PLC	1,043,595	11,994,106
Smurfit Kappa Group PLC	219,610	10,761,405
Total		22,755,511
Japan 5.5%
ORIX Corp.	483,600	10,546,371
SMC Corp.	19,700	9,949,080
Toyota Motor Corp.	507,100	11,046,004
Total		31,541,455
Mexico 1.8%
Grupo Financiero Banorte SAB de CV, Class O	1,071,789	10,181,253
Netherlands 4.0%
Akzo Nobel NV	100,448	7,045,695
Shell PLC	431,645	15,690,817
Total		22,736,512
Norway 1.0%
Equinor ASA	192,692	5,593,412
Singapore 1.4%
DBS Group Holdings Ltd.	294,580	7,855,216
South Africa 2.5%
Anglo American PLC	439,258	14,221,066
South Korea 2.7%
Samsung Electronics Co., Ltd.	286,035	15,154,944
Spain 3.2%
Iberdrola SA	858,799	11,335,091
Industria de Diseno Textil SA	140,905	6,700,258
Total		18,035,349
Sweden 1.3%
Sandvik AB	347,957	7,682,963
Switzerland 4.9%
DSM-Firmenich AG	76,836	8,894,013
Nestlé SA, Registered Shares	104,219	11,062,446
Novartis AG, ADR	76,142	7,852,524
Total		27,808,983

Columbia International Dividend Income Fund  | 2024

Portfolio of Investments  (continued)
Columbia International Dividend Income Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 5.4%
MediaTek, Inc.	223,000	8,539,585
Taiwan Semiconductor Manufacturing Co., Ltd.	865,000	22,150,872
Total		30,690,457
United Kingdom 12.5%
Ashtead Group PLC	80,079	5,865,238
BT Group PLC	5,494,839	9,199,656
ConvaTec Group PLC	1,754,258	5,592,776
Diageo PLC	265,827	8,949,700
Experian PLC	189,514	8,781,728
Reckitt Benckiser Group PLC	104,213	5,964,460
RELX PLC	106,218	4,659,778
Unilever PLC	247,786	13,557,191
WPP PLC	835,882	8,749,241
Total		71,319,768
United States 9.0%
CRH PLC	73,327	5,786,706
GSK PLC	564,773	12,672,387
Linde PLC	10,935	4,762,411
Medtronic PLC	108,104	8,796,422
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	46,937	11,983,810
TE Connectivity Ltd.	48,385	7,243,235
Total		51,244,971
Total Common Stocks (Cost $466,511,945)		557,900,383

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(a),(b)	7,581,989	7,580,473
Total Money Market Funds (Cost $7,579,711)		7,580,473
Total Investments in Securities (Cost $474,091,656)		565,480,856
Other Assets & Liabilities, Net		3,315,747
Net Assets		$568,796,603
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	23,424,355	70,428,242	(86,269,279)	(2,845)	7,580,473	2,815	557,381	7,581,989
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia International Dividend Income Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT154_08_P01_(07/24)